CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT LIABILITIES

As of December 31, 2022 and 2021, the contract liabilities were comprised of the following:

	As of December 31,
	2021	2022	2022
	HK$	HK$	US$
Contract liabilities	2,450,000	2,800,000	358,905
Advance from customers	800,604	254,032	32,562
Total	3,250,604	3,054,032	391,467